ACCOUNTS RECEIVABLE (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015
Accounts receivable
Trade accounts receivable	$ 91,196	$ 72,161	$ 97,145
Other receivables	5,377	11,577	3,129
Reserves for discounts and allowances	(1,164)	(1,120)	(1,025)
Accounts receivable	95,409	82,618	$ 99,249
Full amount of insurance claim	17,943	14,969
Amount claimed in insurance for business interruption	4,512	3,175
Recall receivables
Self-insurance retention	1,000	1,000
Beginning period	9,398
Claim additions	1,642	11,794
Payments received	(6,604)	(1,396)
Ending period	4,436	9,398
Full amount of insurance claim	17,943	14,969
Cost of goods sold
Recall receivables
Claim additions	417	6,244
Distribution expenses
Recall receivables
Claim additions	30	196
Selling, general and administrative expenses
Recall receivables
Claim additions	1,001	1,670
Operating income
Recall receivables
Claim additions	$ 194	$ 3,654